Fair Value Measurement - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Estimated contractual amount payable at maturity of FVTPL deposits	$ 3,859	$ 4,332
Held for Trading for Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	922	650
Obligations related to securities sold short [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 2,068	933
Contingent settlement of largest derivative asset [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase (decrease) in unobservable input, assets	(100.00%)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ (22)
Interest rate and foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase (decrease) in unobservable input, assets	10.00%
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ (4)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	(13)
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
FVTPL liabilities gain (losses)	(299)	(144)
Net gain (loss) net of hedges was realized for FVTPL assets and FVTPL liabilities	34	(10)
Level 3 of fair value hierarchy [member] | Corporate equity limited partenrship [member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement assets	145	138
Decrease in fair value measurement assets	145	138
Level 3 of fair value hierarchy [member] | Embedded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement assets	149	105
Decrease in fair value measurement assets	142	99
Level 3 of fair value hierarchy [member] | Cumulative translation adjustment [member]
Disclosure of detailed information about financial instruments [line items]
Accumulated FVTPL liabilities gain (losses)	$ (125)	$ 211